Expense Example {- Franklin Growth Fund} - Franklin Custodian Funds-31 - Franklin Growth Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 629
3 years	799
5 years	984
10 years	1,518
Class C
Expense Example:
1 year	260
3 years	498
5 years	860
10 years	1,878
Class R
Expense Example:
1 year	109
3 years	343
5 years	595
10 years	1,317
Class R6
Expense Example:
1 year	49
3 years	156
5 years	273
10 years	615
Advisor Class
Expense Example:
1 year	58
3 years	185
5 years	323
10 years	$ 725